Financial Instruments - Disclosure Details of Allocation of Real Estate Fund (Detail) - Vinci Monalisa FIM Credito Privado IE [Member] - Brazil [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 888,630	R$ 1,025,462
Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	238,492	214,428
Vinci Fulwood DL FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	82,731	71,884
Vinci Credit Securities FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	61,710	56,706
Vinci Imóveis Urbanos FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	41,626	40,077
Vinci Offices FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	23,304	22,624
Other Real Estate Funds [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 29,121	R$ 23,137